UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Investment Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jesse Halle, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Cornerstone Strategic
Investment Fund, Inc.

June 30, 2025

CONTENTS

Letter to Stockholders	1
Portfolio Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Results of Annual Meeting of Stockholders	19
Investment Management Agreement Approval Disclosure	20
Description of Dividend Reinvestment Plan	22
Proxy Voting and Portfolio Holdings Information	24
Summary of General Information	24
Stockholder Information	24

Letter to Stockholders

July 24, 2025

Dear Fellow Stockholders:

The following is the semi-annual report for Cornerstone Strategic Investment Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2025. At the end of the period, the Fund’s net assets were $1,918.8 million and the Net Asset Value per share (“NAV”) was $6.76. The share price closed at $8.12. After reflecting the reinvestment of monthly distributions totaling $0.74 per share, the Fund achieved a total investment return at market value of 5.52% for the period ended June 30, 2025.

Economic and Market Summary

The U.S. economy demonstrated resilience through the first half of 2025, supported by a strong labor market, steady job creation, and improving consumer sentiment despite persistent policy and trade uncertainties. Hiring momentum remained solid, with unemployment holding steady between 4.1% - 4.2% in the first and second quarters. Optimism about personal finances and easing inflation expectations helped lift household confidence. Headline inflation eased briefly in early spring before edging higher again, while core inflation stayed contained. Against this backdrop, the Federal Reserve held its benchmark rate steady in the 4.25%-4.50% range through the first six months, signaling the possibility of rate cuts later in the year but maintaining a cautious stance considering tariff risks and uneven labor market signals. Economic growth forecasts for 2025 were revised lower for both the U.S. and global economies, reflecting concerns over trade frictions, geopolitical tensions, and protectionist policies. Equity markets began the year with the weakest quarterly performance in several years, due to slowing growth expectations, and global trade uncertainty. However, the second quarter marked a sharp reversal, fueled by stronger-than-expected corporate earnings, particularly from large technology companies. International equities outperformed U.S. markets during the first and second quarters, aided by a softer dollar, capital flows into overseas assets, and signs of easing trade tensions in select regions. Sector performance for the first half of 2025 was mixed. Industrials led all sectors, while consumer discretionary stocks lagged. The “Magnificent 7” mega-cap growth stocks continued to drive a sizable portion of index performance, though their pace of returns moderated from the prior year. Overall, despite a challenging policy environment and fluctuating investor sentiment, markets demonstrated an ability to recover from early-year setbacks and adapt to evolving economic conditions.

Managed Distribution Policy

The Fund has maintained its policy of regular distributions to stockholders, which continues to be popular with investors. These distributions are not tied to the Fund’s investment income and capital gains and do not represent yield or investment return on the Fund’s portfolio. The policy of maintaining regular monthly distributions is designed to enhance stockholder value by increasing liquidity for individual investors and providing greater flexibility to manage their investment in the Fund. As always, stockholders have the option of taking their distributions in cash or reinvesting them in shares of the Fund pursuant to the Fund’s reinvestment plan. The Board of Directors believes that the Fund’s distribution policy maintains a stable, high rate of distribution for stockholders. As always, the monthly distributions are reviewed and approved by the Board throughout the year and are subject to change at their discretion. In addition, please note the Fund’s reinvestment plan which may provide additional benefit to participating stockholders, as explained further below. Please read the disclosure notes in the Fund’s annual report for details on the Fund’s distribution policy and reinvestment plan. As in previous years, stockholders will receive a final determination of the total

1

Letter to Stockholders (concluded)

distribution attributable to income, capital gains, or return-of-capital after the end of each year. The allocation among these categories may vary greatly from year to year. In any given year, there is no guarantee that the Fund’s investment returns will exceed the amount of the distributions. To the extent that the amount of distributions taken in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline. If the total net investment returns exceed the amount of cash distributions, the assets of the Fund will increase. In both cases, the Fund’s individual stockholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares through the Fund’s reinvestment plan, and they can change this election as they desire.

Distribution Reinvestment Considerations

The Fund’s distribution reinvestment plan may at times provide significant benefits to plan participants; therefore, stockholders should evaluate the advantages of reinvesting their distribution payments through the plan. Under the plan, the method for determining the number of newly issued shares received when distributions are reinvested is determined by dividing the amount of the distribution either by the Fund’s last reported NAV or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the distribution, whichever is lower. When the Fund trades at a premium to its NAV, as it has in recent history, stockholders may find that reinvestments through the plan provide potential advantages worth considering.

Outlook

The first half of 2025 displayed an economy balancing solid labor market fundamentals and consumer optimism against trade and policy uncertainty. Markets remain sensitive to economic and geopolitical developments and are likely to continue facing challenges in the second half of the year. From an investment perspective, we will remain flexible and diligent, focusing on identifying factors that align with our long-term strategies while being prepared to act when attractive opportunities arise.

The Fund’s Board of Directors, its officers, and its investment adviser appreciate your ongoing support. We are all aware that investors have placed their trust in us. We know you have a choice, and we all remain committed to continuing to provide our service to you.

Joshua G. Bradshaw Portfolio Manager	Daniel W. Bradshaw Portfolio Manager

2

Cornerstone Strategic Investment Fund, Inc. Portfolio Summary – As Of June 30, 2025 (Unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24.1
Financials	13.7
Consumer Discretionary	10.1
Health Care	9.7
Communication Services	8.9
Industrials	7.9
Exchange-Traded Funds	7.6
Closed-End Funds	6.6
Consumer Staples	5.3
Energy	2.6
Utilities	1.7
Materials	0.7
Real Estate	0.6
Other	0.5

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Microsoft Corporation	Information Technology	6.1
2.	NVIDIA Corporation	Information Technology	6.0
3.	Apple Inc.	Information Technology	5.4
4.	Amazon.com, Inc.	Consumer Discretionary	4.1
5.	Alphabet Inc. - Class C	Communication Services	3.8
6.	Technology Select Sector SPDR® Fund (The)	Exchange-Traded Funds	2.9
7.	Meta Platforms, Inc. - Class A	Communication Services	2.2
8.	Industrial Select Sector SPDR® Fund (The)	Exchange-Traded Funds	2.1
9.	JPMorgan Chase & Co.	Financials	1.7
10.	Tesla, Inc.	Consumer Discretionary	1.6

3

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.45%
CLOSED-END FUNDS — 6.60%

CONVERTIBLE SECURITY FUNDS — 0.20%
Ellsworth Growth and Income Fund Ltd.	772	$7,913
Gabelli Convertible & Income Securities Fund Inc. (The)	12,221	46,806
Virtus Convertible & Income Fund	84,600	1,201,320
Virtus Convertible & Income Fund II	59,616	765,469
Virtus Equity & Convertible Income Fund	74,879	1,789,609
		3,811,117
DIVERSIFIED EQUITY — 0.88%
BlackRock Enhanced Large Cap Core Fund, Inc.	139,534	2,979,051
Eaton Vance Tax-Advantaged Dividend Income Fund	140,775	3,392,677
Gabelli Equity Trust Inc. (The)	2,200	12,804
General American Investors Company, Inc.	73,343	4,110,142
John Hancock Tax-Advantaged Dividend Income Fund	3,703	86,613
Liberty All-Star® Equity Fund	250,669	1,707,056
Liberty All-Star® Growth Fund, Inc.	518,182	2,834,456
Royce Small-Cap Trust, Inc.	74,943	1,127,892
Source Capital	10,823	469,318
Tri-Continental Corporation	8,000	253,280
		16,973,289
ENERGY MLP FUNDS — 0.16%
Kayne Anderson Energy Infrastructure Fund, Inc.	89,721	1,141,251
Neuberger Berman Energy Infrastructure and Income Fund Inc.	120,889	1,088,001
NXG Cushing® Midstream Energy Fund	17,774	752,729
		2,981,981
GLOBAL — 1.04%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	657,456	13,767,128
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	165,450	4,498,586
Gabelli Global Small and Mid Cap Value Trust (The)	5,385	71,728
GDL Fund (The)	111,193	927,739
Royce Global Value Trust, Inc.	54,447	654,997
		19,920,178
INCOME & PREFERRED STOCK — 1.02%
Calamos Strategic Total Return Fund	958,325	17,479,848
John Hancock Premium Dividend Fund	148,963	1,961,843
LMP Capital and Income Fund Inc.	4,048	63,149
		19,504,840
OPTION ARBITRAGE/OPTIONS STRATEGIES — 1.65%
BlackRock ESG Capital Allocation Term Trust	4,400	70,664
Columbia Seligman Premium Technology Growth Fund, Inc.	55,338	1,682,829

See accompanying notes to financial statements.

4

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund	579,104	$5,235,100
Eaton Vance Tax-Managed Buy-Write Income Fund	39,190	565,904
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	125,259	1,737,342
First Trust Enhanced Equity Income Fund	56,813	1,163,530
Nuveen Core Equity Alpha Fund	38,458	596,099
Nuveen Dow 30SM Dynamic Overwrite Fund	337,825	4,844,411
Nuveen NASDAQ 100 Dynamic Overwrite Fund	441,032	11,674,116
Nuveen S&P 500 Buy-Write Income Fund	293,198	4,069,588
		31,639,583
REAL ESTATE — 0.21%
Cohen & Steers Quality Income Realty Fund, Inc.	210,934	2,626,128
Cohen & Steers Real Estate Opportunities and Income Fund	12,568	190,783
Cohen & Steers Total Return Realty Fund, Inc.	11,868	143,128
Neuberger Berman Real Estate Securities Income Fund Inc.	302,682	974,636
Nuveen Real Estate Income Fund	14,630	113,821
		4,048,496
SECTOR EQUITY — 0.47%
abrdn World Healthcare Fund	194,767	1,998,309
BlackRock Science and Technology Trust	59,383	2,266,650
GAMCO Global Gold, Natural Resources & Income Trust	507,307	2,227,078
John Hancock Financial Opportunities Fund	72,622	2,572,271
		9,064,308
UTILITY — 0.97%
abrdn Global Infrastructure Income Fund	51,385	1,047,226
Duff & Phelps Utility and Infrastructure Fund Inc.	5,336	66,220
Gabelli Global Utility & Income Trust (The)	900	15,576
Reaves Utility Income Fund	482,478	17,456,054
		18,585,076

TOTAL CLOSED-END FUNDS		126,528,868

COMMON STOCKS — 85.24%
COMMUNICATION SERVICES — 8.86%
Alphabet Inc. - Class C	412,700	73,208,853
AT&T Inc.	27,500	795,850
Comcast Corporation - Class A	175,400	6,260,026
Meta Platforms, Inc. - Class A	56,600	41,775,894
Netflix, Inc. *	16,800	22,497,384
T-Mobile US, Inc.	38,700	9,220,662
Verizon Communications Inc.	149,900	6,486,173
Walt Disney Company (The)	78,600	9,747,186
		169,992,028
CONSUMER DISCRETIONARY — 10.10%
Amazon.com, Inc. *	358,600	78,673,254

See accompanying notes to financial statements.

5

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
AutoZone, Inc. *	600	$2,227,338
Booking Holdings Inc.	2,100	12,157,404
Chipotle Mexican Grill, Inc. *	50,600	2,841,190
eBay Inc.	23,100	1,720,026
General Motors Company	58,500	2,878,785
Hilton Worldwide Holdings Inc.	8,200	2,183,988
Home Depot, Inc. (The)	42,600	15,618,864
Lowe’s Companies, Inc.	53,800	11,936,606
McDonald’s Corporation	56,600	16,536,822
NIKE, Inc. - Class B	50,700	3,601,728
O’Reilly Automotive, Inc. *	53,100	4,785,903
Ross Stores, Inc.	8,200	1,046,156
Starbucks Corporation	32,500	2,977,975
Tesla, Inc. *	94,300	29,955,338
TJX Companies, Inc. (The)	38,100	4,704,969
		193,846,346
CONSUMER STAPLES — 5.27%
Altria Group, Inc.	13,300	779,779
Coca-Cola Company (The)	181,100	12,812,825
Colgate-Palmolive Company	14,831	1,348,138
Constellation Brands, Inc. - Class A	2,000	325,360
Costco Wholesale Corporation	21,500	21,283,710
Dollar General Corporation	7,600	869,288
General Mills, Inc.	11,500	595,815
Hershey Company (The)	2,000	331,900
Kimberly-Clark Corporation	4,900	631,708
Kraft Heinz Company (The)	18,400	475,088
Mondelēz International, Inc. - Class A	56,100	3,783,384
Monster Beverage Corporation *	60,800	3,808,512
PepsiCo, Inc.	63,600	8,397,744
Philip Morris International Inc.	38,100	6,939,153
Procter & Gamble Company (The)	86,000	13,701,520
Target Corporation	12,800	1,262,720
Walmart Inc.	243,600	23,819,208
		101,165,852
ENERGY — 2.60%
Chevron Corporation	71,500	10,238,085
ConocoPhillips	40,700	3,652,418
Devon Energy Corporation	28,200	897,042
Exxon Mobil Corporation	266,563	28,735,491
Kinder Morgan, Inc. - Class P	156,500	4,601,100
Occidental Petroleum Corporation	33,900	1,424,139
Phillips 66	1,600	190,880
Schlumberger Limited	2,100	70,980
Valero Energy Corporation	100	13,442
Williams Companies, Inc. (The)	2,100	131,901
		49,955,478
FINANCIALS — 13.72%
Aflac Incorporated	15,900	1,676,814
American Express Company	24,300	7,751,214
American International Group, Inc.	11,300	967,167
Aon plc - Class A	17,700	6,314,652
Arthur J. Gallagher & Co.	8,000	2,560,960
Bank of America Corporation	420,300	19,888,596
Berkshire Hathaway Inc. - Class B *	60,000	29,146,200
BlackRock, Inc.	11,000	11,541,750

See accompanying notes to financial statements.

6

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
Capital One Financial Corporation	3,700	$787,212
Charles Schwab Corporation (The)	101,500	9,260,860
Chubb Limited	22,400	6,489,728
Citigroup Inc.	152,700	12,997,824
CME Group Inc.	6,900	1,901,778
Fiserv, Inc. *	11,600	1,999,956
Goldman Sachs Group, Inc. (The)	14,800	10,474,700
Intercontinental Exchange, Inc.	26,400	4,843,608
JPMorgan Chase & Co.	112,900	32,730,839
Marsh & McLennan Companies, Inc.	26,200	5,728,368
Mastercard Incorporated - Class A	33,400	18,768,796
MetLife, Inc.	22,200	1,785,324
Moody’s Corporation	14,100	7,072,419
Morgan Stanley	66,600	9,381,276
MSCI Inc.	3,300	1,903,242
PayPal Holdings, Inc. *	59,100	4,392,312
PNC Financial Services Group, Inc.	14,000	2,609,880
Progressive Corporation (The)	15,400	4,109,644
S&P Global Inc.	16,500	8,700,285
Travelers Companies, Inc. (The)	3,000	802,620
U.S. Bancorp	65,400	2,959,350
Visa, Inc. - Class A	62,600	22,226,130
Wells Fargo & Company	143,500	11,497,220
		263,270,724
HEALTH CARE — 9.71%
Abbott Laboratories	59,000	8,024,590
AbbVie Inc.	82,900	15,387,898
Amgen Inc.	18,700	5,221,227
Becton, Dickinson and Company	1,800	310,050
Biogen Inc. *	3,100	389,329
Boston Scientific Corporation *	56,600	6,079,406
Bristol-Myers Squibb Company	155,100	7,179,579
Centene Corporation *	3,200	173,696
Cigna Group (The)	11,600	3,834,728
CVS Health Corporation	17,300	1,193,354
Danaher Corporation	64,000	12,642,560
DexCom, Inc. *	13,000	1,134,770
Elevance Health, Inc.	17,100	6,651,216
Eli Lilly and Company	31,700	24,711,101
Gilead Sciences, Inc.	62,900	6,973,723
Humana Inc.	4,200	1,026,816
Intuitive Surgical, Inc. *	10,900	5,923,169
IQVIA Holdings Inc. *	4,500	709,155
Johnson & Johnson	16,700	2,550,925
McKesson Corporation	5,200	3,810,456
Medtronic plc	59,100	5,151,747
Merck & Co., Inc.	84,600	6,696,936
Mettler-Toledo International Inc. *	700	822,304
Pfizer Inc.	292,500	7,090,200
Regeneron Pharmaceuticals, Inc. *	2,500	1,312,500
Solventum Corporation *	2,525	191,496
Stryker Corporation	23,700	9,376,431
Thermo Fisher Scientific Inc.	43,900	17,799,694
UnitedHealth Group Incorporated	40,500	12,634,785
Vertex Pharmaceuticals Incorporated *	25,400	11,308,080
		186,311,921

See accompanying notes to financial statements.

7

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited) (continued)

Description	No. of Shares	Value
INDUSTRIALS — 7.93%
3M Company	9,600	$1,461,504
Automatic Data Processing, Inc.	13,600	4,194,240
Boeing Company (The) *	29,300	6,139,229
Carrier Global Corporation	14,500	1,061,255
Caterpillar Inc.	28,700	11,141,627
Cintas Corporation	4,900	1,092,063
CSX Corporation	122,800	4,006,964
Cummins Inc.	3,400	1,113,500
Deere & Company	25,300	12,864,797
Eaton Corporation plc	25,300	9,031,847
Emerson Electric Co.	55,100	7,346,483
FedEx Corporation	5,800	1,318,398
GE Vernova Inc.	6,025	3,188,129
General Dynamics Corporation	16,400	4,783,224
General Electric Company	32,100	8,262,219
Honeywell International Inc.	28,800	6,706,944
Illinois Tool Works Inc.	36,300	8,975,175
Johnson Controls International plc	3,800	401,356
Lockheed Martin Corporation	8,500	3,936,690
Norfolk Southern Corporation	16,500	4,223,505
Northrop Grumman Corporation	2,100	1,049,958
Old Dominion Freight Line, Inc.	2,900	470,670
PACCAR Inc.	29,400	2,794,764
Parker-Hannifin Corporation	2,100	1,466,787
Paychex, Inc.	7,300	1,061,858
Republic Services, Inc.	2,700	665,847
Rockwell Automation, Inc.	6,800	2,258,756
RTX Corporation	76,600	11,185,131
Trane Technologies plc - Class A	6,200	2,711,942
TransDigm Group Incorporated	4,200	6,386,688
Uber Technologies, Inc. *	42,500	3,965,250
Union Pacific Corporation	30,900	7,109,472
United Parcel Service, Inc. - Class B	24,600	2,483,124
Veralto Corporation	9,966	1,006,068
Waste Management, Inc.	27,200	6,223,904
		152,089,368
INFORMATION TECHNOLOGY — 24.15%
Accenture plc - Class A	30,400	9,086,256
Adobe Inc. *	6,300	2,437,344
Advanced Micro Devices, Inc. *	73,100	10,372,890
Analog Devices, Inc.	21,200	5,046,024
Apple Inc.	509,200	104,472,564
Applied Materials, Inc.	49,000	8,970,430
Broadcom Inc.	107,300	29,577,245
Cisco Systems, Inc.	130,400	9,047,152
Intuit Inc.	8,700	6,852,381
Micron Technology, Inc.	11,500	1,417,375
Microsoft Corporation	233,600	116,194,976
NVIDIA Corporation	725,900	114,684,942
Oracle Corporation	96,600	21,119,658
QUALCOMM Incorporated	16,000	2,548,160
Salesforce, Inc.	46,800	12,761,892
Synopsys, Inc. *	4,900	2,512,132
Texas Instruments Incorporated	29,900	6,207,838
		463,309,259
MATERIALS — 0.67%
Air Products and Chemicals, Inc.	4,400	1,241,064
Corteva, Inc.	13,700	1,021,061

See accompanying notes to financial statements.

8

Cornerstone Strategic Investment Fund, Inc. Schedule of Investments – June 30, 2025 (Unaudited) (concluded)

Description	No. of Shares	Value
MATERIALS (Continued)
Ecolab Inc.	6,700	$1,805,248
Linde plc	14,300	6,709,274
Nucor Corporation	3,600	466,344
Sherwin-Williams Company (The)	4,500	1,545,120
		12,788,111
REAL ESTATE — 0.56%
American Tower Corporation - Class A	15,700	3,470,014
AvalonBay Communities, Inc.	2,600	529,100
CBRE Group, Inc. - Class A *	11,600	1,625,392
Equinix, Inc.	2,400	1,909,128
Equity Residential	7,100	479,179
Public Storage	4,300	1,261,706
Realty Income Corporation	17,200	990,892
SBA Communications Corporation - Class A	2,200	516,648
		10,782,059
UTILITIES — 1.67%
American Electric Power Company, Inc.	7,800	809,328
Constellation Energy Corporation	14,233	4,593,843
Duke Energy Corporation	34,100	4,023,800
Exelon Corporation	62,100	2,696,382
NextEra Energy, Inc.	222,300	15,432,066
Sempra	31,500	2,386,755
Southern Company	9,100	835,653
WEC Energy Group, Inc.	12,300	1,281,660
		32,059,487

TOTAL COMMON STOCKS		1,635,570,633

EXCHANGE-TRADED FUNDS — 7.61%
Energy Select Sector SPDR® Fund (The)	72,800	6,174,168
Health Care Select Sector SPDR® Fund (The)	13,400	1,806,186
Industrial Select Sector SPDR® Fund (The)	272,000	40,125,440
Materials Select Sector SPDR® Fund (The)	197,400	17,333,694
Real Estate Select Sector SPDR® Fund (The)	514,100	21,294,022
Technology Select Sector SPDR® Fund (The)	219,700	55,634,631
Vanguard Information Technology Index Fund ETF	5,600	3,714,368
TOTAL EXCHANGE-TRADED FUNDS		146,082,509

TOTAL EQUITY SECURITIES (cost - $1,340,388,538)		1,908,182,010

SHORT-TERM INVESTMENT — 0.59%
MONEY MARKET FUND — 0.59%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% ^ (cost - $11,347,848)	11,347,848	$11,347,848

TOTAL INVESTMENTS — 100.04% (cost - $1,351,736,386)		1,919,529,858

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.04%)		(722,874)

NET ASSETS — 100.00%		$1,918,806,984

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2025.

ETF	Exchange-Traded Fund

plc	Public Limited Company

See accompanying notes to financial statements.

9

Cornerstone Strategic Investment Fund, Inc. Statement of Assets and Liabilities – June 30, 2025 (Unaudited)

ASSETS
Investments, at value (cost – $1,351,736,386) (Notes B and C)	$1,919,529,858
Receivables:
Dividends	1,220,811
Prepaid expenses	49,049
Total Assets	1,920,799,718

LIABILITIES
Payables:
Investment management fees (Note D)	1,532,322
Administration and fund accounting fees (Note D)	120,171
Directors’ fees and expenses	87,651
Other accrued expenses	252,590
Total Liabilities	1,992,734

NET ASSETS (applicable to 283,889,641 shares of common stock)	$1,918,806,984

NET ASSET VALUE PER SHARE ($1,918,806,984 ÷ 283,889,641)	$6.76

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 283,889,641 shares issued and outstanding (800,000,000 shares authorized)	$283,890
Paid-in capital	1,350,842,681
Accumulated earnings	567,680,413
Net assets applicable to shares outstanding	$1,918,806,984

See accompanying notes to financial statements.

10

Cornerstone Strategic Investment Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Income:
Dividends (Net foreign withholding taxes on dividends)	$14,935,920

Expenses:
Investment management fees (Note D)	8,446,421
Administration and fund accounting fees (Note D)	346,132
Directors’ fees and expenses	183,989
Printing	113,311
Custodian fees	95,526
Legal and audit fees	49,393
Transfer agent fees	24,919
Stock exchange listing fees	16,880
Insurance	13,968
Miscellaneous	24,222
Total Expenses	9,314,761

Net Investment Income	5,621,159

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	58,158,596
Long-term capital gain distributions from regulated investment companies	40,502
Net change in unrealized appreciation/(depreciation) in value of investments	44,997,410
Net realized and unrealized gain on investments	103,196,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,817,667

See accompanying notes to financial statements.

11

Cornerstone Strategic Investment Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024

INCREASE IN NET ASSETS
Operations:
Net investment income	$5,621,159	$5,871,833
Net realized gain from investments	58,199,098	116,354,800
Net change in unrealized appreciation/(depreciation) in value of investments	44,997,410	251,974,330

Net increase in net assets resulting from operations	108,817,667	374,200,963

Distributions to stockholders (Note B):
From earnings	(63,806,508)	(120,825,925)
Return-of-capital	(124,511,225)	(192,374,807)

Total distributions to stockholders	(188,317,733)	(313,200,732)

Common stock transactions:
Proceeds from rights offering of 26,164,941 and 0 shares of newly issued common stock, respectively	191,004,069	—
Offering expenses associated with rights offering	(635,913)	—
Proceeds from 9,323,735 and 14,921,848 shares newly issued in reinvestment of dividends and distributions, respectively	61,714,164	105,032,122

Net increase in net assets from common stock transactions	252,082,320	105,032,122

Total increase in net assets	172,582,254	166,032,353

NET ASSETS
Beginning of period	1,746,224,730	1,580,192,377
End of period	$1,918,806,984	$1,746,224,730

See accompanying notes to financial statements.

12

Cornerstone Strategic Investment Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2025		For the Years Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.03		$6.77	$6.48	$10.23	$9.93	$10.80
Net investment income #	0.02		0.02	0.03	0.02	0.01	0.05
Net realized and unrealized gain/(loss) on investments	0.37		1.54	1.74	(2.20)	1.86	1.31
Net increase/(decrease) in net assets resulting from operations	0.39		1.56	1.77	(2.18)	1.87	1.36

Dividends and distributions to stockholders:
Net investment income	(0.02)		(0.02)	(0.03)	(0.03)	(0.01)	(0.05)
Net realized capital gains	(0.23)		(0.48)	(0.53)	(0.22)	(0.92)	(0.78)
Return-of-capital	(0.49)		(0.80)	(0.92)	(1.91)	(0.99)	(1.40)
Total dividends and distributions to stockholders	(0.74)		(1.30)	(1.48)	(2.16)	(1.92)	(2.23)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.08		—	—	0.59	0.35	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Common stock repurchases	—		—	—	—	—	0.00 +
Total common stock transactions	0.08		0.00 +	0.00 +	0.59	0.35	0.00 +

Net asset value, end of period	$6.76		$7.03	$6.77	$6.48	$10.23	$9.93
Market value, end of period	$8.12		$8.59	$7.19	$7.37	$14.29	$11.73
Total investment return (a)	5.52	%(b)	43.57%	21.40%	(32.21)%	47.04%	31.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,918,807		$1,746,225	$1,580,192	$1,400,340	$1,227,371	$769,031
Ratio of net expenses to average net assets (c)	1.10	%(d)	1.10%	1.11%	1.11%	1.12%	1.14%
Ratio of net investment income to average net assets (e)	0.67	%(d)	0.35%	0.38%	0.31%	0.14%	0.47%
Portfolio turnover rate	13	%(b)	22%	46%	39%	72%	95%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

13

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Effective December 6, 2024, the Fund changed its name from Cornerstone Strategic Value Fund, Inc. to Cornerstone Strategic Investment Fund, Inc. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Cornerstone Advisors, LLC (the “Investment Manager” or “ Cornerstone”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of

14

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

events occurring after the close of trading, then the security is valued by such method as the Investment Manager, as the Fund’s Valuation Designee, shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by the Investment Manager, as the Fund’s Valuation Designee, to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Investment Manager, as the Fund’s Valuation Designee, deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Investment Manager, as the Fund’s Valuation Designee, believes reflect most closely the value of such securities. At June 30, 2025, the Fund held no securities valued in good faith by the Investment Manager, as the Fund’s Valuation Designee.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2025, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2025, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain

15

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

tax positions for open tax years 2022 through 2024, and for the six months ended June 30, 2025. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

16

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

At the August 2, 2024 meeting of the Board of Directors, the Board approved updated Valuation and Fair Pricing Policies and Procedures. The Board designated the Investment Manager as the Valuation Designee (the “Valuation Designee”), pursuant to Rule 2a-5 under the 1940 Act, and in turn the Investment Manager established a pricing/ valuation committee to assume the day-to-day fair value responsibilities of the Fund, as necessary. Securities or other assets that are not publicly traded or for which a market price is not otherwise readily available will be valued at a price that reflects such security’s fair value, as determined by the Valulation Designee. In making such fair value determinations, the Valulation Designee is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valulation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debit issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2025, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$1,908,182,010	$—
Short-Term Investment	11,347,848	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,919,529,858	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2025.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2025, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2025, Cornerstone earned $8,446,421 for investment management services.

17

Cornerstone Strategic Investment Fund, Inc. Notes to Financial Statements (Unaudited) (concluded)

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filing with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2025, Ultimus earned $346,132 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2025, purchases and sales of securities, other than short-term investments, were $288,030,979 and $219,244,965, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 800,000,000 shares of common stock authorized and 283,889,641 shares issued and outstanding at June 30, 2025. Transactions in common stock for the six months ended June 30, 2025, were as follows:

Shares at beginning of period	248,400,965
Shares newly issued from rights offering	26,164,941
Shares issued in reinvestment of dividends and distributions	9,323,735
Shares at end of period	283,889,641

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2025 and December 31, 2024 was as follows:

	June 30, 2025	December 31, 2024
Ordinary Income	$5,621,159	$34,177,537
Long-Term Capital Gains	58,185,349	86,648,388
Return-of-Capital	124,511,225	192,374,807
Total Distributions	$188,317,733	$313,200,732

At December 31, 2024, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$522,669,254
Total accumulated earnings	$522,669,254

The following information is computed on a tax basis for each item as of June 30, 2025:

Cost of portfolio investments	$1,351,849,446
Gross unrealized appreciation	$609,699,439
Gross unrealized depreciation	(42,019,027)
Net unrealized appreciation	$567,680,412

18

Results of Annual Meeting of Stockholders (unaudited)

On April 8, 2025, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 249,755,204 shares of common stock outstanding on the record date of February 14, 2025:

(1) To approve the election of four Directors to hold office until the year 2028 Annual Meeting of Stockholders.

Name of Director	For	Withheld
Joshua G. Bradshaw	150,250,313	6,481,117
Peter K. Greer	150,058,697	6,672,733
Frank J. Maresca	150,143,062	6,588,368
Andrew A. Strauss	150,042,739	6,688,691

19

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors (the “Board”) of Cornerstone Strategic Investment Fund, Inc. (the “Fund”), including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 7, 2025.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 7, 2025. The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry and with respect to the use of managed distribution plans. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution program. The Board discussed the Investment Manager’s robust compliance program as well as the Investment Manager’s role in monitoring the performance of the Fund’s service providers. Additionally, the Board discussed the Investment Manager’s succession planning, staffing and disaster recovery planning.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year and since inception periods ending December 31, 2024 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and was advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information requested and provided, the Independent Directors

20

Investment Management Agreement Approval Disclosure (unaudited)
(concluded)

concluded that: (i) the Investment Manager should continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s performance was satisfactory; (iii) the Fund’s management fee charged by the Investment Manager under the Agreement was not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors’ noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of the Independent Directors) approved the continuance of the Agreement with respect to the Fund.

21

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 28 Liberty Street, 53rd Floor, New York, NY 10005. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the Distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or Distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or Distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or Distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

22

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.equiniti.com or through the Agent’s toll-free number, (866) 668-6558. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company, LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to Equiniti Trust Company, LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

23

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicinvestmentfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Strategic Investment Fund, Inc. (formerly Cornerstone Strategic Value Fund, Inc.) is a closed- end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicinvestmentfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Investment Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

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Cornerstone Strategic Investment Fund, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This Registrant does not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Investment Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 26, 2025

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 26, 2025

*	Print the name and title of each signing officer under his or her signature.